Balances and transactions with related parties: (Details 2) - Key management personnel of entity or parent [member] - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term salaries and other benefits paid to key personnel (Note 18.17)	[1]	$ 119,202	$ 84,642	$ 40,062
Fees paid to the Board of Directors and Committees		$ 8,695	$ 4,974	$ 4,766

[1]	In 2018, 2017 and 2016, includes cost of Ps.53,268, Ps.34,879, and Ps.16,350 and Ps.3,268, respectively by key personnel of directors of Aerostar and Airplan, who as of June 1, 2018 and October 19, 2017, respectively, were consolidated into the Company.